Recent Accounting Pronouncements - Schedule of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 02, 2019
Statement Line Items [Line Items]
Lease liability recognized	$ 903	$ 1,669
Discounted using the lessee's incremental borrowing rate of at the date of initial application:		(147)
Current lease liabilities	648
Non-current lease liabilities	255
Interest paid as charged to comprehensive (loss) income as other finance income	66
Payment against lease liabilities	614
Foreign exchange	$ 62
IFRS 16 Leases [Member]
Statement Line Items [Line Items]
Lease liability recognized				$ 1,522
Current lease liabilities				629
Non-current lease liabilities				$ 893